Note 6 - Personnel Expenses Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total research and development expenditure	$ 34,143	$ 26,418	$ 23,386
Less: Capitalized development expenditure excluded from personnel expenses	4,056	4,545	3,503
Net expensed research and development expenditure	$ 30,087	$ 21,873	$ 19,883